                                AIM EQUITY FUNDS

                          AIM Aggressive Growth Fund -
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
               as supplemented February 27, 2004, April 19, 2004,
            April 30, 2004, May 18, 2004, July 16, 2004, September 8,
                            2004 and October 12, 2004

                         AIM Capital Development Fund -
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated November 30, 2004
                        as supplemented November 30, 2004

                      AIM Blue Chip Fund - Investor Class,
                               Class A, B, C and R
                     AIM Charter Fund - Class A, B, C and R
                  AIM Constellation Fund - Class A, B, C and R
                AIM Diversified Dividend Fund - Class A, B and C
                AIM Large Cap Basic Value Fund - Investor Class,
                               Class A, B, C and R
                   AIM Large Cap Growth Fund - Investor Class,
                               Class A, B, C and R
                    AIM Weingarten Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

                       AIM Dent Demographic Trends Fund -
                                Class A, B and C
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
                 July 1, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                   AIM Emerging Growth Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
                 June 4, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                  AIM Mid Cap Growth Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 14, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                AIM Aggressive Growth Fund - Institutional Class
                    AIM Blue Chip Fund - Institutional Class
               AIM Capital Development Fund - Institutional Class
                     AIM Charter Fund - Institutional Class
                  AIM Constellation Fund - Institutional Class
              AIM Large Cap Basic Value Fund - Institutional Class
                 AIM Large Cap Growth Fund - Institutional Class
                  AIM Mid Cap Growth Fund - Institutional Class
                    AIM Weingarten Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 14, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004,
                     October 12, 2004 and November 23, 2004

                       AIM COMBINATION STOCK & BOND FUNDS

                      AIM Core Stock Fund - Investor Class,
                               Class A, B, C and K
                     AIM Total Return Fund - Investor Class,
                               Class A, B, C and K
                   AIM Total Return Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectuses dated December 3, 2004
                        as supplemented December 3, 2004

                           AIM COUNSELOR SERIES TRUST

                      AIM Advantage Health Sciences Fund -
                                Class A, B and C
                    AIM Multi-Sector Fund - Class A, B and C
                   AIM Multi-Sector Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectuses dated December 3, 2004
                        as supplemented December 3, 2004

                             AIM FLOATING RATE FUND

                                  Class B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

                                 AIM FUNDS GROUP

                     AIM Balanced Fund - Class A, B, C and R
                  AIM Basic Balanced Fund - Class A, B, C and R
                    AIM Global Value Fund - Class A, B and C
                    AIM Select Equity Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

               AIM European Small Company Fund - Class A, B and C
                    AIM International Emerging Growth Fund -
                                Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
           as supplemented April 30, 2004, May 18, 2004, July 16, 2004
                     September 8, 2004, October 12, 2004 and
                                December 22, 2004

               AIM Mid Cap Basic Value Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 3, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                  AIM Premier Equity Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 14, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                 AIM Small Cap Equity Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                        July 16, 2004, September 1, 2004,
                     September 8, 2004, October 12, 2004 and
                                December 13, 2004

                     AIM Balanced Fund - Institutional Class
                  AIM Basic Balanced Fund - Institutional Class
               AIM Mid Cap Basic Value Fund - Institutional Class
                  AIM Premier Equity Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 3, 2004,
                   May 14, 2004, May 18, 2004, July 16, 2004,
                       September 8, 2004, October 12, 2004
                              and November 23, 2004

                                AIM GROWTH SERIES

              AIM Aggressive Allocation Fund - Class A, B, C and R
                   AIM Basic Value Fund - Class A, B, C and R
             AIM Conservative Allocation Fund - Class A, B, C and R
               AIM Moderate Allocation Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                       July 16, 2004 and September 8, 2004

                    AIM Global Equity Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                          as revised September 17, 2004
                       as supplemented September 17, 2004,
               September 23, 2004 (A), September 23, 2004 (B) and
                                October 12, 2004

               AIM Mid Cap Core Equity Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004
               July 16, 2004, September 8, 2004, October 12, 2004
                              and December 20, 2004

                 AIM Small Cap Growth Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004
                      July 16, 2004, September 8, 2004 (A),
                  September 8, 2004 (B), October 12, 2004, and
                                December 20, 2004

              AIM Aggressive Allocation Fund - Institutional Class
                   AIM Basic Value Fund - Institutional Class
             AIM Conservative Allocation Fund - Institutional Class
                  AIM Global Equity Fund - Institutional Class
               AIM Mid Cap Core Equity Fund - Institutional Class
               AIM Moderate Allocation Fund - Institutional Class
                 AIM Small Cap Growth Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                          as revised September 17, 2004
                       as supplemented September 17, 2004,
                 September 23, 2004 (A), September 23, 2004 (B),
                     October 12, 2004, November 23, 2004 and
                                December 20, 2004

                         AIM INTERNATIONAL MUTUAL FUNDS

                 AIM Asia Pacific Growth Fund - Class A, B and C
                   AIM European Growth Fund - Investor Class,
                               Class A, B, C and R
              AIM Global Aggressive Growth Fund - Class A, B and C
                    AIM Global Growth Fund - Class A, B and C
               AIM International Growth Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
              July 16, 2004, September 8, 2004 and October 12, 2004

               AIM International Growth Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
               July 16, 2004, September 8, 2004, October 12, 2004
                              and November 23, 2004

    AIM International Core Equity Fund - Class A, B, C, R and Investor Class
            AIM International Core Equity Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                        July 16, 2004, September 8, 2004
                     September 30, 2004 and October 12, 2004

                              AIM INVESTMENT FUNDS

                 AIM Developing Markets Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated March 1, 2004
                  as supplemented March 1, 2004, May 18, 2004,
              July 16, 2004, September 8, 2004 and October 12, 2004

                 AIM Global Health Care Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                  as supplemented March 1, 2004, May 18, 2004,
                 July 14, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                        AIM Libra Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                   as supplemented March 1, 2004, May 18, 2004
               July 16, 2004, September 8, 2004, October 12, 2004
                              and December 17, 2004

                 AIM Trimark Endeavor Fund - Class A, B, C and R
                       AIM Trimark Small Companies Fund -
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated March 1, 2004
                            as revised April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

                     AIM Trimark Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                           as revised December 1, 2004
                    as supplemented December 1, 2004 (A) and
                              December 1, 2004 (B)

                 AIM Trimark Endeavor Fund - Institutional Class
                     AIM Trimark Fund - Institutional Class
             AIM Trimark Small Companies Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                           as revised December 1, 2004
                        as supplemented December 1, 2004

                         AIM INVESTMENT SECURITIES FUNDS

             AIM High Yield Fund - Investor Class, Class A, B and C
              AIM Income Fund - Investor Class, Class A, B, C and R
               AIM Intermediate Government Fund - Investor Class,
                               Class A, B, C and R
               AIM Limited Maturity Treasury Fund - Class A and A3
                AIM Money Market Fund - AIM Cash Reserve Shares,
                     Class B, C, R and Investor Class Shares
                    AIM Municipal Bond Fund - Investor Class,
                                Class A, B and C
                   AIM Short Term Bond Fund - Class A, C and R
                AIM Total Return Bond Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated November 23, 2004
                        as supplemented November 23, 2004

                     AIM Real Estate Fund - Investor Class,
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated November 23, 2004
                      as supplemented November 23, 2004 and
                                December 20, 2004

                    AIM High Yield Fund - Institutional Class
            AIM Limited Maturity Treasury Fund - Institutional Class
                   AIM Money Market Fund - Institutional Class
                   AIM Real Estate Fund - Institutional Class
                 AIM Short Term Bond Fund - Institutional Class
                AIM Total Return Bond Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated November 23, 2004
                     as supplemented November 23, 2004 (A),
                   November 23, 2004 (B) and December 20, 2004

                                AIM SECTOR FUNDS

              AIM Energy Fund - Investor Class, Class A, B, C and K
                  AIM Financial Services Fund - Investor Class,
                               Class A, B, C and K
                AIM Gold & Precious Metals Fund - Investor Class,
                                Class A, B and C
                   AIM Health Sciences Fund - Investor Class,
                               Class A, B, C and K
             AIM Leisure Fund - Investor Class, Class A, B, C and K
                      AIM Technology Fund - Investor Class,
                               Class A, B, C and K
              AIM Utilities Fund - Investor Class, Class A, B and C
                    AIM Technology Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated July 30, 2004
                as supplemented July 30, 2004, September 8, 2004,
                     September 30, 2004 and October 12, 2004

                         AIM SPECIAL OPPORTUNITIES FUNDS

                   AIM Opportunities I Fund - Class A, B and C
                  AIM Opportunities II Fund - Class A, B and C
                  AIM Opportunities III Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated February 27, 2004
                          as revised November 30, 2004
                        as supplemented November 30, 2004

                                 AIM STOCK FUNDS

                       AIM Dynamics Fund - Investor Class,
                               Class A, B, C and K
                 AIM Small Company Growth Fund - Investor Class,
                               Class A, B, C and K
                     AIM S&P 500 Index Fund - Investor Class
                    AIM Mid Cap Stock Fund - Investor Class,
                               Class A, B, C and K
                     AIM Dynamics Fund - Institutional Class
                  AIM S&P 500 Index Fund - Institutional Class
                  AIM Mid Cap Stock Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated November 19, 2004
                        as supplemented November 19, 2004

                                 AIM SUMMIT FUND

                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated March 2, 2004
                  as supplemented March 2, 2004, May 18, 2004,
                July 16, 2004, August 10, 2004, September 8, 2004
                              and October 12, 2004

                              AIM TAX-EXEMPT FUNDS

                AIM High Income Municipal Fund - Class A, B and C
               AIM Tax-Exempt Cash Fund - Investor Class, Class A
                 AIM Tax-Free Intermediate Fund - Class A and A3
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated July 30, 2004
                as supplemented July 30, 2004, September 8, 2004
                              and October 12, 2004

              AIM Tax Free Intermediate Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated July 30, 2004
                as supplemented July 30, 2004, September 8, 2004,
                     October 12, 2004 and November 23, 2004

                          AIM TREASURER'S SERIES TRUST

            Premier U.S. Government Money Portfolio - Investor Class
                   Supplement A dated December 29, 2004 to the
                       Prospectuses dated December 2, 2004
                        as supplemented December 2, 2004

The information below is in addition to the information contained in the supplement dated October 12, 2004, November 19, 2004, November 23, 2004, November 30, 2004, December 1, 2004, December 2, 2004 and December 3, 2004, as applicable.

      The AIM Funds' Boards of Trustees have approved a proposal by A I M Advisors, Inc. ("AIM") to waive the advisory fees payable to AIM by certain AIM equity and balanced funds listed below. These fee waivers are effective January 1, 2005 through December 31, 2009 and reduce the advisory fees payable by these funds to the annual rates set forth below (based on average daily net assets).

      These advisory fee waivers were proposed by AIM to comply with the terms of the recent settlement with the New York Attorney General ("NYAG") to resolve a civil enforcement action and investigation related to market timing activity and related issues in the AIM Funds. The advisory fee waivers discussed below implement AIM's agreement with the NYAG to reduce its advisory fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain advisory fees during this period.

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Basic Balanced Fund                                       0.65% of the first $1B                 0.62% of the first $250M
                                                               0.60% of the next $4B                 0.605% of the next $250M
                                                        0.55% of the excess over $5B                  0.59% of the next $500M
                                                                                                     0.575% of the next $1.5B
                                                                                                      0.56% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                      0.53% of the next $2.5B
                                                                                               0.515% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund                                       0.725% of the first $500M                0.695% of the first $250M
                                                             0.70% of the next $500M                  0.67% of the next $250M
                                                            0.675% of the next $500M                 0.645% of the next $500M
                                                             0.65% of the next $3.5B                  0.62% of the next $1.5B
                                                             0.625% of the next $5B*                 0.595% of the next $2.5B
                                                      0.60% of the excess over $10B*                  0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Blue Chip Fund                                          0.75% of the first $350M                0.695% of the first $250M
                                                           0.625% of the next $4.65B                  0.67% of the next $250M
                                                              0.60% of the next $5B*                 0.645% of the next $500M
                                                     0.575% of the excess over $10B*                  0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                                             1.00% of the first $30M                 0.75% of the first $150M
                                                             0.75% of the next $120M                0.615% of the next $4.85B
                                                           0.625% of the next $4.85B                  0.57% of the next $2.5B
                                                              0.60% of the next $5B*                 0.545% of the next $2.5B
                                                     0.575% of the excess over $10B*            0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Constellation Fund                                       1.00% of the first $30M                 0.75% of the first $150M
                                                             0.75% of the next $120M                0.615% of the next $4.85B
                                                           0.625% of the next $4.85B                  0.57% of the next $2.5B
                                                              0.60% of the next $5B*                 0.545% of the next $2.5B
                                                     0.575% of the excess over $10B*            0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Dent Demographic Trends Fund                              0.77% of the first $2B                0.695% of the first $250M
                                                               0.72% of the next $3B                  0.67% of the next $250M
                                                             0.695% of the next $5B*                 0.645% of the next $500M
                                                      0.67% of the excess over $10B*                  0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Emerging Growth Fund                                      0.85% of the first $1B                0.745% of the first $250M
                                                               0.80% of the next $4B                  0.73% of the next $250M
                                                             0.775% of the next $5B*                 0.715% of the next $500M
                                                      0.75% of the excess over $10B*                  0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM European Growth Fund                                    0.95% of the first $500M                0.935% of the first $250M
                                                             0.90% of the next $4.5B                  0.91% of the next $250M
                                                             0.875% of the next $5B*                 0.885% of the next $500M
                                                      0.85% of the excess over $10B*                  0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Aggressive Growth Fund                             0.90% of the first $1B                 0.80% of the first $250M
                                                               0.85% of the next $4B                  0.78% of the next $250M
                                                             0.825% of the next $5B*                  0.76% of the next $500M
                                                      0.80% of the excess over $10B*                  0.74% of the next $1.5B
                                                                                                      0.72% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Equity Fund                                     0.975% of the first $500M                 0.80% of the first $250M
                                                             0.95% of the next $500M                  0.78% of the next $250M
                                                            0.925% of the next $500M                  0.76% of the next $500M
                                                             0.90% of the next $3.5B                  0.74% of the next $1.5B
                                                             0.875% of the next $5B*                  0.72% of the next $2.5B
                                                      0.85% of the excess over $10B*                  0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Growth Fund                                        0.85% of the first $1B                 0.80% of the first $250M
                                                               0.80% of the next $4B                  0.78% of the next $250M
                                                             0.775% of the next $5B*                  0.76% of the next $500M
                                                      0.75% of the excess over $10B*                 0.74% of the next $1.5 B
                                                                                                      0.72% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Health Care Fund                                0.975% of the first $500M                 0.75% of the first $250M
                                                             0.95% of the next $500M                  0.74% of the next $250M
                                                            0.925% of the next $500M                  0.73% of the next $500M
                                                             0.90% of the next $3.5B                  0.72% of the next $1.5B
                                                             0.875% of the next $5B*                  0.71% of the next $2.5B
                                                      0.85% of the excess over $10B*                  0.70% of the next $2.5B
                                                                                                      0.69% of the next $2.5B
                                                                                                0.68% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM International Emerging Growth Fund             0.95% of average daily net assets                0.935% of the first $250M
                                                                                                      0.91% of the next $250M
                                                                                                     0.885% of the next $500M
                                                                                                      0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                               0.95% of the first $500M                0.935% of the first $250M
                                                            0.90% of the next $500M*                  0.91% of the next $250M
                                                       0.85% of the excess over $1B*                 0.885% of the next $500M
                                                                                                      0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund                                     0.75% of the first $1B                0.695% of the first $250M
                                                               0.70% of the next $1B                  0.67% of the next $250M
                                                              0.625% of the next $3B                 0.645% of the next $500M
                                                              0.60% of the next $5B*                  0.62% of the next $1.5B
                                                     0.575% of the excess over $10B*                 0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                                  0.80% of the first $1B                0.745% of the first $250M
                                                               0.75% of the next $4B                  0.73% of the next $250M
                                                        0.70% of the excess over $5B                 0.715% of the next $500M
                                                                                                      0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund                                       0.80% of the first $1B                0.745% of the first $250M
                                                               0.75% of the next $4B                  0.73% of the next $250M
                                                             0.725% of the next $5B*                 0.715% of the next $500M
                                                      0.70% of the excess over $10B*                  0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                              0.75% of average daily net assets                0.695% of the first $250M
                                                                                                      0.67% of the next $250M
                                                                                                     0.645% of the next $500M
                                                                                                      0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Premier Equity Fund                                     0.80% of the first $150M                 0.75% of the first $150M
                                                           0.625% of the next $4.85B                0.615% of the next $4.85B
                                                              0.60% of the next $5B*                  0.57% of the next $2.5B
                                                     0.575% of the excess over $10B*                 0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                          0.90% of the first $5B                 0.75% of the first $250M
                                                             0.875% of the next $5B*                  0.74% of the next $250M
                                                      0.85% of the excess over $10B*                  0.73% of the next $500M
                                                                                                      0.72% of the next $1.5B
                                                                                                      0.71% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.69% of the next $2.5B
                                                                                                0.68% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund                          0.85% of average daily net assets                0.745% of the first $250M
                                                                                                      0.73% of the next $250M
                                                                                                     0.715% of the next $500M
                                                                                                     0.70% of the next $1.5 B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
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AIM Weingarten Fund                                          1.00% of the first $30M                0.695% of the first $250M
                                                             0.75% of the next $320M                  0.67% of the next $250M
                                                           0.625% of the next $4.65B                 0.645% of the next $500M
                                                              0.60% of the next $5B*                  0.62% of the next $1.5B
                                                     0.575% of the excess over $10B*                 0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

      * After fee waiver put in place before January 1, 2005.